RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Jun. 30, 2018
Related Party Transactions [Abstract]
Purchases From Related Parties [Table Text Block]
Purchases from related parties –
purchases from related parties consisted of the following:

	For the years ended June 30,
	2016	2017	2018	2018
	RMB	RMB	RMB	U.S. Dollars
Huanghua Heng Da Xiang Tong Manufacture Ltd	¥338,862	¥-	¥-	$-
Xiamen Huangsheng Hitek Computer Network Co. Ltd.	588,894	-	-	-
Purchases from related parties	¥927,756	¥-	¥-	$-

Schedule of Rent Expense [Table Text Block]	The details of leases from related parties are as below:

			Monthly Rent	Monthly Rent
Lessee	Lessor	Rent Period	RMB	USD
Nanjing Recon	Yin Shenping	April 1, 2018 - March 31, 2020	¥60,000	$9,064
BHD	Chen Guangqiang	January 1, 2018 - December 31, 2018	22,500	3,399
BHD	Mr Chen's family member	January 1, 2018 - December 31, 2018	47,500	7,175
Recon-BJ	Yin Shenping	July 1, 2016 - June 30, 2018	10,000	1,511